UNITED STATES SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

         FORM 13F

         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2010

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check Only One):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Century Securities Associates, Inc.
Address: One Financial Plaza,  501 N. Broadway
         St. Louis, Missouri 63102

13F File Number:

The institutional investment manager filing this report & the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott McCuaig
Title: President, Private Client Group & Chief Operating Officer
Phone: (314) 342-2844
Signature, Place, and Date of Signing:

    Scott McCuaig     St. Louis, Missouri          September 30, 2010

Report Type:  (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

CENTURY SECURITIES ASSOCIATES, INC.
FORM 13F SUMMARY PAGE
AS OF DATE: 09/30/10


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   55

FORM 13F INFORMATION TABLE VALUE TOTAL:   $13,106,004

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

CENTURY SECURITIES ASSOCIATES, INC.
DISCRETIONARY OWNERSHIP FOR 13F
AS OF DATE: 09/30/10

NAME OF ISSUER	CLASS	CUSIP	VALUE	SHARES	SOLE	NONE
AMERICAN TOWER CORP     	COM	029912201   	284288	5546	0	5546
APPLE INC               	COM	037833100   	419666	1479	12	1467
AT&T INC                	COM	00206R102   	309452	10820	333	10487
BANK AMER CORP          	PRF	060505559   	366319	13955	577	13378
BOEING COMPANY          	COM	097023105   	333831	5017	0	5017
CAPSTEAD MTG CORP NEW	ETF	14067E506   	114798	10561	422	10139
CATERPILLAR INC         	COM	149123101   	273177	3472	0	3472
CHEVRON CORP            	COM	166764100   	301344	3718	173	3545
CHICAGO BRIDGE & IRON   	COM	167250109   	239610	9800	0	9800
CHINA TEL GROUP INC     	COM	16944J103   	1900	10000	0	10000
COACH INC               	COM	189754104   	224380	5223	0	5223
CUMMINS INC             	COM	231021106   	407610	4500	0	4500
CYPRESS SHARPRIDGE	ETF	23281A307   	237804	17813	492	17321
DANAHER CORP            	COM	235851102   	232533	5726	76	5650
DECKERS OUTDOOR CORP    	COM	243537107   	237310	4750	0	4750
DEUTSCHE BANK CONTINGENT	PRF	25153X208   	214900	8750	0	8750
DISC MOTION          WTS	WAR	            	0	40000	0	40000
DISC MOTION TECHNOLGIES 	CVB	            	0	60000	0	60000
DISC MOTION TECHNOLOGIES	COM	            	75000	50000	0	50000
GENERAL ELECTRIC CAPITAL	PRF	369622485   	251304	9750	0	9750
GENERAL ELECTRIC COMPANY	COM	369604103   	280231	17245	689	16556
GENUINE PARTS COMPANY   	COM	372460105   	231868	5200	0	5200
INTEL CORP              	COM	458140100   	225734	11757	459	11298
INTERNATIONAL BUSINESS  	COM	459200101   	327167	2439	31	2408
ISHARES IBOXX           	ETF	464287242   	327056	2892	584	2308
ISHARES TR              	ETF	464287614   	416029	8099	0	8099
ISHARES TR              	ETF	464287598   	232657	3944	0	3944
ISHARES TR DOW JONES US 	ETF	464287739   	345095	6526	244	6282
ISHARES TRUST           	ETF	464287440   	538119	5435	626	4809
ISHARES TRUST           	ETF	464288687   	248983	6259	0	6259
ISHARES TRUST           	ETF	464287432   	210070	1991	127	1864
JOHNSON & JOHNSON       	COM	478160104   	261843	4226	155	4071
KINDER MORGAN ENERGY    	COM	494550106   	315100	4600	0	4600
KV PHARMACEUTICAL       	COM	482740206   	125621	53684	0	53684
MCDONALDS CORP          	COM	580135101   	315252	4231	0	4231
MOTOROLA INC            	COM	620076109   	199602	23400	0	23400
NATIONAL CITY CORP      	CVB	635405AW3   	10088	10000	0	10000
NATIONAL FUEL GAS       	COM	636180101   	225374	4350	0	4350
NEW YORK COMMUNITY      	COM	649445103   	190385	11716	0	11716
OLD DOMINION FREIGHT    	COM	679580100   	209715	8250	0	8250
POWERSHARES DB MULTI    	COM	73936B200   	229441	5075	0	5075
PPLUS TRUST             	PRF	73941X874   	317772	13580	0	13580
PROCTER & GAMBLE COMPANY	COM	742718109   	258111	4304	151	4153
ROCKWELL COLLINS INC DE 	COM	774341101   	200963	3450	0	3450
SAND RIDGE GOLF CLUB    	COM	            	0	91965	0	91965
SCOTTS MIRACLE-GRO CO   	COM	810186106   	250891	4850	0	4850
SCRIPPS NETWORKS        	COM	811065101   	252174	5300	0	5300
SECTOR SPDR TR SBI      	ETF	81369Y605   	204696	14270	1103	13167
SKYWORKS SOLUTIONS INC  	COM	83088M102   	214968	10400	0	10400
SPDR GOLD TRUST         	COM	78463V107   	291891	2282	108	2174
SPDR S&P 500 ETF TRUST  	ETF	78462F103   	205891	1804	0	1804
TRIQUINT SEMICONDUCTOR  	COM	89674K103   	155520	16200	0	16200
UNDER ARMOUR INC        	COM	904311107   	248486	5517	0	5517
UNION PACIFIC CORP      	COM	907818108   	229040	2800	0	2800
VANGUARD SMALL CAP VALUE	ETF	922908611   	284948	4773	334	4439